PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 67,094	$ 58,098
Equipment, Net	28,257	17,189	$ 31,449
Mer Telemanagement Solutions Ltd [Member]
Property, Plant and Equipment [Line Items]
Cost		698,000	693,000
Accumulated depreciation		663,000	631,000
Equipment, Net	$ 26,000	35,000	62,000
Computer Equipment [Member] | Mer Telemanagement Solutions Ltd [Member]
Property, Plant and Equipment [Line Items]
Cost		632,000	627,000
Accumulated depreciation		599,000	567,000
Furniture and Fixtures [Member] | Mer Telemanagement Solutions Ltd [Member]
Property, Plant and Equipment [Line Items]
Cost		66,000	66,000
Accumulated depreciation		$ 64,000	$ 64,000